Subsequent Events (Details) - Angel Studios, Inc. CIK: 0001671941			1 Months Ended
	May 13, 2024 USD ($) item	May 07, 2024 USD ($)	Jun. 30, 2024	Jul. 31, 2024	Feb. 29, 2024 USD ($)
Subsequent Events
Amount of promissory note agreements entered		$ 500,000
Maturity term		100 days
Coupon rate (in percent)		10.00%
Subsequent Event | Angel P&A | Revolving P&A loan agreement
Subsequent Events
Coupon rate (in percent)				10.00%
Subsequent Event | Related party | Revolving P&A loan agreement
Subsequent Events
Maturity term			80 days
Subsequent Event | Related party | Tuttle Twins, LLC
Subsequent Events
Number of additional promissory notes agreements entered | item	5
Amount of promissory note agreements entered	$ 1,500,000
Subsequent Event | Related party | Angel P&A
Subsequent Events
Amount of promissory note agreements entered					$ 10,000,000
Subsequent Event | Related party | Angel P&A | Revolving P&A loan agreement
Subsequent Events
Coupon rate (in percent)			10.00%